Share-Based Compensation - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) vesting_period shares	Dec. 31, 2018 vesting_period shares	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)	22,500,000	15,000,000
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, vested | $	$ 15
Unrecognized compensation expense | $	$ 19
Unrecognized compensation expense, weighted average period of recognition	1 year 11 months 1 day
Share-based payment arrangement, option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, weighted average period of recognition	1 year 2 months 23 days
Unrecognized compensation, stock options | $	$ 5
Share-based payment arrangement, option | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years	3 years
Share-based payment arrangement, option | Management | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration	7 years
Share-based payment arrangement, option | Management | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration	10 years
Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Performance shares | 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Number of vesting periods | vesting_period	3	3
Performance shares | 2018 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout percentage	0.00%
Performance shares | 2018 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout percentage	200.00%
Performance shares | Management | 2017 and 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU awards capped payout percentage	100.00%
TSR, terms of award	less than zero
Performance share units payout percentage	200.00%
Performance shares | Management | 2017 and 2016 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSR component, performance metrics	0.00%
Optional component, performance metrics	0.00%
Performance shares | Management | 2017 and 2016 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSR component, performance metrics	100.00%
Optional component, performance metrics	100.00%
2014 long term incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reduction due to issuance of stock option or SAR (in shares)	0.005
Reduction due to award other than stock option or SAR (in shares)	0.0106
Vesting period	10 years
Common stock, reserved for future issuance (in shares)	149,327
2014 long term incentive plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)	358,000